Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$35,641
Non-current assets	8,157
Current liabilities	(45,980)
Long-term liabilities	(9,950)
Redeemable non-controlling interest	(19,376)
Non-controlling interests	(255)
$(31,763)

Note consideration	$(3,611)
Cash consideration, net of cash acquired of $12,428	(108,245)
Acquisition date fair value of contingent consideration	(17,838)
Total purchase consideration	$(129,694)

Acquired intangible assets	$53,746
Goodwill	$107,711
Aggregate Acquisitions

Current assets	$25,723
Non-current assets	2,733
Current liabilities	(35,308)
Long-term liabilities	(18,155)
Redeemable non-controlling interest	(43,531)
Non-controlling interests	(3,629)
$(72,167)

Note consideration	$(776)
Cash consideration, net of cash acquired of $22,984	(37,735)
Acquisition date fair value of contingent consideration	(9,556)
Total purchase consideration	$(48,067)

Gain on revaluation of previously held equity investment	$(820)

Acquired intangible assets	$52,244
Goodwill	$68,810
Aggregate Acquisitions

Current assets	$30,427
Non-current assets	3,164
Current liabilities	(21,169)
Long-term liabilities	(1,080)
Redeemable non-controlling interests	(753)
Non-controlling interests	(1,153)
$9,436

Note consideration	$(655)
Cash consideration, net of cash acquired of $419	(19,153)
Acquisition date fair value of contingent consideration	(1,944)
Total purchase consideration	$(21,752)

Acquired intangible assets	$7,420
Goodwill	$4,896

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2014	$97,507	$3,578
Supplemental pro forma for 2014 (unaudited)	2,815,188	94,111
Supplemental pro forma for 2013 (unaudited)	2,554,036	58,335
Supplemental pro forma for 2012 (unaudited)	2,385,375	56,371